Expense Example, No Redemption - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	515
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	$ 1,950